DEVELOPMENT AND PRODUCTION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
DEVELOPMENT AND PRODUCTION ASSETS.
Schedule of development, production assets and movements in carrying amounts

	2017	2016
Year ended 31 December	US$’000	US$’000
Costs carried forward in respect of areas of interest in:
Development and production assets, at cost:
Producing assets	778,735	838,792
Wells-in-progress	954	4,997
Undeveloped assets	31,580	30,119
-Development and production assets, at cost:	811,269	873,908
Accumulated depletion	(277,098)	(258,613)
Accumulated impairment	(136,643)	(258,277)
Total development and production expenditure	397,528	357,018
Less amount classified as asset held for sale (1)	(58,732)	(18,309)
Total Development and Production Expenditure, net of assets held for sale	338,796	338,709

a) Movements in carrying amounts:
Development expenditure
Balance at the beginning of the period	338,709	250,922
Amounts capitalised during the period	115,120	57,893
Fair value of assets acquired	—	23,873
Revision to restoration provision	1,550	3,238
Depletion expense	(57,851)	(47,490)
Impairment expense	—	(3,409)
Development and production assets sold during the period	—	(5,030)
Reclassifications from assets held for sale (2)	—	77,021
Reclassifications to assets held for sale (1)	(58,732)	(18,309)
Balance at end of period	338,796	338,709

(1)  In 2017, the Company committed to a plan to sell its interests in Dimmit County, Texas.  Balance reflects amount transferred to assets held for sale before impairment (see Note 19).

(2)In 2016, the Company abandoned a plan to sell 25% of its Eagle Ford assets due to a change in its corporate strategy as a result of a capital raise.